Debt Agreements (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total	$ 11,886,502	$ 5,389,492
Future maturities of long-term debt [Member]
2020		7,888,496
Remainder of 2020	12,334,317
2021	2,631,197	2,250,000
2022	520,667
2023	57,478
2024	1,057
Thereafter
Total	$ 15,544,716	$ 10,138,496